Share-Based Payments Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payments Reserves (Tables) [Line Items]
Schedule of Stock Option

Stock options, DSUs, RSUs, PSUs, and Warrants

	Options			DSU		RSUs and PSUs		Warrants
	Number of Options	Weighted average exercise price (CAD)	Value of options	Number of DSU	Value of DSU	Number of RSUs and PSUs	Value of RSU	Number of warrants	Weighted average exercise price (CAD)	Value of warrants	Total Value
December 31, 2023	23,405,000	$0.72	13,242,820	9,644,286	$5,943,892	-	$-	45,868,426	$0.30	$2,075,965	$21,262,677
Granted	9,461,187	1.82	5,600,819	10,914,007	7,423,790	-	-	-	-	-	13,024,609
Exercised	(3,912,405)	0.28	(1,138,528)	(6,432,281)	(4,517,142)	-	-	(22,737,789)	0.06	(1,347,414)	(7,003,084)
Expired / cancelled	(700,000)	2.08	(800,683)	(1,000,000)	(82,095)	-	-	(5,637)	0.30	(418)	(883,196)
December 31, 2024	28,253,782	$1.32	$16,904,428	13,126,012	$8,768,445	-	$-	23,125,000	$0.20	$728,133	$26,401,006
Granted / vested	1,671,030	4.51	4,521,451	1,839,685	7,394,757	2,345,000	1,439,745	-	-	-	13,355,953
Exercised	(9,237,595)	1.14	(6,432,505)	(637,500)	(6,908,083)	(112,500)	(216,250)	(3,125,000)	0.23	(141,785)	(13,698,623)
Expired / cancelled	(950,000)	3.77	(940,420)	(4,435,755)	(145,850)	-	-	-	-	-	(1,086,270)
December 31, 2025	19,737,217	$1.54	$14,052,954	9,892,442	$9,109,269	2,232,500	$1,223,495	20,000,000	$-	$586,348	$24,972,066

Schedule of Stock Option

The following stock options were outstanding at December 31, 2025:

Number outstanding	Number exercisable	Grant date	Expiry date	Exercise price	Vested fair value at reporting date	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
-	-	16-Nov-20	16-Nov-25	$0.09	-	$0.09	139%	5	0%	0.46%
325,000	325,000	22-Mar-21	22-Mar-26	$1.58	474,537	$2.12	146%	5	0%	0.99%
920,000	920,000	09-Apr-21	09-Apr-26	$1.58	1,120,241	$1.78	145%	5	0%	0.95%
700,000	700,000	18-May-21	18-May-26	$1.22	83,230	$1.25	146%	5	0%	0.95%
400,000	400,000	18-May-21	18-May-26	$1.22	832,151	$1.25	146%	5	0%	0.95%
500,000	500,000	13-Aug-21	13-Aug-26	$1.58	469,962	$1.43	144%	5	0%	0.84%
210,000	210,000	13-Oct-21	13-Oct-26	$2.10	292,262	$2.10	144%	5	0%	1.27%
500,000	500,000	09-Nov-21	09-Nov-26	$3.92	478,839	$3.92	144%	5	0%	1.37%
500,000	500,000	09-May-22	09-May-27	$2.00	437,859	$1.34	146%	5	0%	2.76%
500,000	500,000	20-May-22	20-May-27	$1.00	247,278	$0.75	147%	5	0%	2.70%
500,000	500,000	17-Oct-22	17-Oct-27	$0.17	55,736	$0.17	150%	5	0%	3.60%
500,000	500,000	24-Nov-23	24-Nov-28	$0.29	102,077	$0.29	152%	5	0%	3.83%
4,500,000	4,500,000	04-Dec-23	04-Dec-28	$0.45	1,599,727	$0.45	152%	5	0%	3.54%
100,000	100,000	12-Mar-24	12-Mar-29	$0.69	47,089	$0.69	154%	5	0%	3.47%
62,500	62,500	23-Apr-24	23-Apr-29	$0.77	30,202	$0.77	154%	5	0%	3.79%
250,000	250,000	01-May-24	01-May-29	$0.77	127,929	$0.77	154%	5	0%	3.63%
4,000,000	4,000,000	04-Jun-24	04-Jun-29	$1.26	3,445,474	$1.26	155%	5	0%	4.08%
3,667,187	-	29-Jul-24	29-Jul-29	$2.17	-	$2.39	156%	5	0%	3.20%
100,000	75,000	04-Nov-24	04-Nov-29	$2.28	155,335	$2.30	150%	5	0%	3.04%
46,500	46,500	04-Nov-24	04-Nov-29	$2.28	72,368	$2.30	150%	5	0%	3.04%
100,000	75,000	06-Dec-24	06-Dec-29	$4.50	355,534	$5.24	151%	5	0%	2.81%
35,000	35,000	06-Dec-24	06-Dec-29	$4.50	124,892	$5.24	151%	5	0%	2.81%
100,000	100,000	06-Jan-25	06-Jan-30	$4.59	304,449	$4.59	151%	5	0%	2.96%
850,000	637,500	28-Jan-25	28-Jan-30	$4.52	2,465,004	$4.52	150%	5	0%	2.89%
50,304	29,344	26-May-25	26-May-30	$4.97	144,510	$4.97	143%	5	0%	2.92%
50,304	29,344	26-May-25	26-May-30	$4.97	144,510	$4.97	143%	5	0%	2.92%
70,422	35,211	26-May-25	26-May-30	$4.97	193,176	$4.97	143%	5	0%	2.92%
200,000	-	11-Jul-25	11-Jul-30	$4.00	248,583	$4.00	143%	5	0%	3.03%
19,737,217	15,530,399				14,052,954

Warrants [member]
Share-Based Payments Reserves (Tables) [Line Items]
Schedule of Share Purchase Warrants Outstanding

As at December 31, 2025, the Company had share purchase warrants outstanding as follows:

	Number outstanding & exercisable	Grant date	Expiry date	Exercise price	Fair Value	Grant date share price (CAD)	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
Warrants	20,000,000	06-Nov-23	06-Nov-28	$0.20	591,881	$0.17	151.9%	5	0%	3.87%
Warrant issue costs					(5,533)
	20,000,000				586,348